LIBERTY GROWTH
                                   STOCK FUND

                                  Annual Report
                               September 30, 2002


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


 President's Message

[photo of Keith T. Banks]


Dear Shareholder:
Investors hardly need to be reminded of the dismal showing from the US stock market during the past 12 months. Not since the 1970s have all major market indexes produced such disappointing returns. A lack of confidence in the equity markets combined with a growing uncertainty about the US economy brought prices down in all segments of the US stock market, but growth stocks were particularly hit hard. Many investors have turned to the fixed-income markets for the lower risk they have historically offered in turbulent times.
Although it is difficult to hold onto an investment that has lost value, it is important to remember that investing is a long-term proposition. We can't predict when the stock market will turn around. But we can point to history, which shows that the long-term direction of the market has been upward despite recessions, wars and other events that have interrupted its progress. While history provides no guarantees, investors should remember not to let recent market movements derail a solid, long-term approach.
In the report that follows, portfolio managers Erik Gustafson and David Brady discuss the events of the period in more detail and the strategies that have been employed to manage the fund. We hope that you will read on and that you will discuss any questions you have with your financial advisor. As always, thank you for your continued investment in Liberty Funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

Net asset value per share as of 9/30/02 ($)
                    Class A         8.83
                    Class B         8.52
                    Class C         8.52
                    Class Z        21.16


             o NOTFDIC INSURED o May lose value o No bank guarantee



     Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

 Performance Information

Performance of a $10,000 Investment
9/30/92 - 9/30/02 ($)

            without sales with sales
               charge       charge
----------------------------------------
 Class A      17,925        16,894
----------------------------------------
 Class B      17,887        17,887
----------------------------------------
 Class C      17,906        17,906
 Class Z      17,974           n/a
----------------------------------------

Value of a $10,000 investment
9/30/92 - 9/30/02

[line chart data]:


                        Class A shares              Class A shares
                  without sales charge           with sales charge                S&P 500 Index

9/92                           $10,000                     $ 9,425                      $10,000
                                10,272                       9,681                       10,034
                                10,738                      10,121                       10,375
                                10,792                      10,172                       10,503
                                10,682                      10,068                       10,591
                                10,306                       9,713                       10,735
                                10,555                       9,948                       10,962
                                 9,998                       9,423                       10,696
                                10,349                       9,754                       10,982
                                10,319                       9,726                       11,014
                                10,218                       9,630                       10,970
                                10,509                       9,905                       11,385
                                10,509                       9,905                       11,298
                                10,792                      10,171                       11,532
                                10,635                      10,024                       11,422
                                11,098                      10,460                       11,560
                                11,408                      10,752                       11,953
                                11,062                      10,426                       11,629
                                10,457                       9,856                       11,124
                                10,457                       9,856                       11,266
                                10,657                      10,044                       11,450
                                10,151                       9,568                       11,169
                                10,397                       9,799                       11,535
                                10,939                      10,310                       12,007
                                10,730                      10,113                       11,714
                                10,858                      10,233                       11,977
                                10,571                       9,963                       11,541
                                10,680                      10,066                       11,711
                                10,795                      10,174                       12,015
                                11,154                      10,512                       12,482
                                11,454                      10,795                       12,850
                                11,764                      11,088                       13,228
                                12,006                      11,316                       13,756
                                12,490                      11,772                       14,075
                                12,949                      12,204                       14,541
                                13,086                      12,333                       14,577
                                13,754                      12,964                       15,193
                                13,676                      12,890                       15,138
                                14,334                      13,510                       15,801
                                14,486                      13,653                       16,106
                                14,793                      13,942                       16,653
                                14,990                      14,128                       16,808
                                15,170                      14,297                       16,970
                                15,349                      14,466                       17,219
                                16,009                      15,088                       17,662
                                16,181                      15,251                       17,729
                                15,193                      14,319                       16,945
                                15,574                      14,679                       17,303
                                16,650                      15,693                       18,275
                                16,997                      16,019                       18,779
                                17,933                      16,902                       20,197
                                17,521                      16,513                       19,797
                                19,054                      17,958                       21,033
                                18,671                      17,597                       21,199
                                17,478                      16,473                       20,330
                                18,853                      17,769                       21,541
                                20,071                      18,917                       22,858
                                20,994                      19,787                       23,875
                                22,615                      21,315                       25,773
                                21,109                      19,895                       24,330
                                22,164                      20,890                       25,660
                                21,681                      20,434                       24,803
                                22,184                      20,909                       25,952
                                23,065                      21,739                       26,398
                                22,984                      21,663                       26,688
                                24,634                      23,218                       28,613
                                25,711                      24,233                       30,078
                                26,058                      24,560                       30,384
                                25,771                      24,289                       29,862
                                27,323                      25,752                       31,074
                                26,948                      25,399                       30,745
                                22,289                      21,007                       26,302
                                23,205                      21,871                       27,988
                                25,024                      23,586                       30,261
                                26,876                      25,331                       32,095
                                28,956                      27,291                       33,943
                                31,403                      29,598                       35,362
                                30,515                      28,760                       34,262
                                32,446                      30,580                       35,633
                                31,904                      30,070                       37,012
                                31,049                      29,264                       36,138
                                33,350                      31,432                       38,137
                                32,286                      30,430                       36,951
                                31,873                      30,040                       36,766
                                31,557                      29,743                       35,759
                                33,504                      31,578                       38,022
                                35,036                      33,021                       38,794
                                39,559                      37,284                       41,075
                                39,630                      37,351                       39,013
                                43,565                      41,060                       38,276
                                45,800                      43,166                       42,019
                                43,524                      41,021                       40,754
                                40,172                      37,862                       39,919
                                43,752                      41,236                       40,901
                                42,273                      39,842                       40,263
                                46,365                      43,699                       42,763
                                42,614                      40,164                       40,505
                                39,294                      37,035                       40,335
                                33,915                      31,965                       37,157
                                35,071                      33,055                       37,339
                                36,236                      34,152                       38,664
                                31,815                      29,986                       35,142
                                29,445                      27,752                       32,917
                                32,257                      30,402                       35,472
                                31,389                      29,584                       35,710
                                30,124                      28,392                       34,842
                                28,654                      27,007                       34,500
                                26,428                      24,908                       32,344
                                24,084                      22,699                       29,734
                                24,806                      23,380                       30,302
                                26,828                      25,285                       32,626
                                26,675                      25,141                       32,913
                                25,877                      24,389                       32,433
                                24,612                      23,197                       31,807
                                25,724                      24,245                       33,003
                                24,263                      22,868                       31,003
                                23,805                      22,436                       30,776
                                21,893                      20,634                       28,585
                                19,982                      18,833                       26,358
                                19,900                      18,756                       26,530
9/02                            17,925                      16,894                       23,655


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.
Past performance is no guarantee of future investment results. Returns on and value of an investment will vary, which may result in gain or loss when you sell fund shares. Results include reinvestment of distributions. The Standard &Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02 (%)
Share class                        A                          B                           C                     Z
Inception                       7/15/02                    7/15/02                     7/15/02               7/1/58
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  -25.54        -29.82        -25.70        -29.41        -25.62         -26.36        -25.34
-------------------------------------------------------------------------------------------------------------------
5-year                   -4.15         -5.28         -4.17         -4.48         -4.17          -4.17         -4.10
-------------------------------------------------------------------------------------------------------------------
10-year                   6.01          5.38          6.00          6.00          6.00           6.00          6.04


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class A, B, and C share (newer class shares) performance includes returns for the fund's class Z shares (the oldest existing fund class) for periods prior to their inception date. These class Z share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees and transfer agent fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

 Portfolio Managers' Report


Top 10 equity holdings as of 9/30/02 (%)

Lockheed Martin Corp.              5.4
Procter & Gamble Co.               5.2
Tenet Healthcare Corp.             4.5
Microsoft Corp.                    4.5
Medtronic, Inc.                    4.1
PepsiCo, Inc.                      4.0
Citigroup, Inc.                    3.8
Pfizer, Inc.                       3.7
Baxter International, Inc.         3.5
Kohl's Corp.                       3.5

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Bought
--------------------------------------------------------------------------------

LOCKHEED MARTIN CORP.

In a world that has been changed by the events of September 11, 2001, we believe that defense has become a growth business. Anticipating an increase in defense expenditures over the next three to five years, we established a position in Lockheed Martin (5.4% of net assets), which is a leading name in the defense industry. The company's exposure to a variety of defense industries is both broad and deep. Since its purchase, the stock has delivered positive performance.



Sold
--------------------------------------------------------------------------------

NOVELLUS SYSTEMS

With no increase in business spending in sight and an excess of capacity in the technology industry, we lowered our expectations for Novellus, a company that manufactures semiconductor equipment. The stock lost value during the period.





For the 12-month period that ended September 30, 2002, class A shares of Liberty Growth Stock Fund returned negative 25.54%, without a sales charge. The fund underperformed the S&P 500 Index and the Morningstar(R) Large Growth Category average, which returned negative 20.47% and negative 21.11%, respectively, for the same period.1

The fund's focus on 30 to 50 of the highest-quality US stocks was the primary reason for its underperformance. This approach has the potential to help the fund outperform in a rising market, but it also heightens volatility in a declining market. Because many of the stocks held by the fund also tend to be highly liquid (larger, established companies that are actively bought and sold), they were hit disproportionately hard because they were also the easiest for individual investors and mutual fund managers to sell.

On July 15, 2002, Stein Roe Focus Fund and Liberty Growth Stock Fund merged into Stein Roe Growth Stock Fund, which was then renamed Liberty Growth Stock Fund. While we know this may sound confusing, combining these funds creates a single, larger fund with improved efficiencies and additional scale for investing.

A BIG, BAD BEAR MARKET
Only once since the Great Depression have stocks suffered as steep a decline as they did in the past year. The list of reasons is long and includes the events of September 11, 2001, continued violence in the Middle East, the threat of war with Iraq, economic recession, plus a barrage of corporate accounting and governance scandals, some of which resulted in bankruptcy for major US corporations. In this environment, growth stocks suffered even more than other segments of the US equity market as investors sought shelter in assets that involved the lowest level of risk: cash and US Treasuries.


----------
1(C)2002 by Morningstar Inc. All rights reserved. This information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommerical, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

NO CHANGE IN STRATEGY OR FOCUS
Although we were disappointed by the severity of the stock market's decline and its impact on the fund's performance, we have changed neither our approach nor our focus on the highest quality businesses. We think that when the economy turns, large, established companies such as General Electric Co. (2.9% of net assets),2 which is one of the fund's core holdings, should be one of the primary beneficiaries. This year, General Electric's stock price has declined by more than 40% because the company's industrial businesses are highly sensitive to the economies of the US and the world, but its fundamental business prospects remain intact. Citigroup, Inc. (3.8% of net assets) is another core holding of the fund that has been hit both by a weak economy and by continued controversies surrounding its research unit, Salomon Smith Barney, and the loans Citigroup provided to troubled companies. Although investors have bid the stock down well below its peer group, we continue to own the stock because we believe that Citigroup is still one of the world's preeminent financial franchises.

In fact, any changes to the portfolio during the period were the result of our assessment of broad trends. For example, we increased the fund's exposure to health care, especially HMOs, hospitals and medical diagnostic and technology companies, which have all performed relatively well. With an aging population and a potential stream of new products, we believe health care is a solid growth industry. At the end of the fiscal year, it was also the fund's largest sector position.

LOOKING AHEAD
Although many of the brand-name companies represented in the fund have been hurt by the economic downturn and by negative investment sentiment, those companies have used their resources to invest in research and development during these challenging times--something weaker companies are not equipped to do. As a result, we believe that many of the nation's largest companies are positioned to emerge from this difficult environment in an even stronger position than they were in before the downturn. We can't predict when a turnaround will occur, but history shows that when it does, growth stocks have often led the way. We believe that the way to take advantage of that potential upturn is to be patient and to remain focused on the long term. That is our strategy and we hope it will be your strategy, too.



/s/ Erik P. Gustafson               /s/ David P. Brady



Erik P. Gustafson          David P. Brady



Erik P. Gustafson, a senior vice president of Stein Roe & Farnham (the fund's investment advisor), has managed the fund since 1994. He joined the advisor in 1992. David Brady, a senior vice president of Stein Roe & Farnham, is an associate manager for the fund. He joined the advisor in 1993.



 Top 5 sectors as of 9/30/02 (%)

[bar chart data]:

Health care                26.2
Industrials                16.9
Information technology     14.0
Consumer staples           12.4
Consumer discretionary     11.7


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.



-----
2 Holdings are calculated as a percentage of net assets as of September 30, 2002 and are subject to change.

  An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.

 Investment Portfolio

September 30, 2002

COMMON STOCKS - 95.4%              SHARES         VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 11.7%
MEDIA - 5.5%
BROADCASTING & CABLE - 3.2%
Liberty Media Corp.,
   Class A (a)                 3,500,000   $ 25,130,000
                                          -------------

MOVIES & ENTERTAINMENT - 2.3%
AOL Time Warner, Inc. (a)      1,500,000     17,550,000
                                          -------------

RETAILING - 6.2%
DEPARTMENT STORES - 3.5%
Kohl's Corp. (a)                 450,000     27,364,500
                                          -------------

HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc.                 800,000     20,880,000
                                          -------------

-------------------------------------------------------
CONSUMER STAPLES - 12.4%
FOOD, BEVERAGES & TOBACCO - 7.2%
SOFT DRINKS - 4.0%
PepsiCo, Inc.                    850,000     31,407,500
                                          -------------

TOBACCO - 3.2%
Philip Morris Companies, Inc.    650,000     25,220,000
                                          -------------

HOUSEHOLD & PERSONAL PRODUCTS - 5.2%
HOUSEHOLD PRODUCTS - 5.2%
Procter & Gamble Co.             450,000     40,221,000
                                          -------------

-------------------------------------------------------
ENERGY - 1.7%
OIL & GAS EQUIPMENT & SERVICES - 1.7%
BJ Services Co. (a)              500,000     13,000,000
                                          -------------

-------------------------------------------------------
FINANCIALS - 11.4%
BANKS - 2.4%
Washington Mutual, Inc.          600,000     18,882,000
                                          -------------

DIVERSIFIED FINANCIAL SERVICES - 6.0%
Citigroup, Inc.                 1,000,000    29,650,000
Merrill Lynch & Co., Inc.        500,000     16,475,000
                                          -------------
                                             46,125,000
                                          -------------

INSURANCE - 3.0%
MULTI-LINE INSURANCE - 2.8%
American International Group, Inc.  400,000  21,880,000
                                          -------------

PROPERTY & CASUALTY INSURANCE - 0.2%
Travelers Property Casualty Corp.,
   Class A (a)                    43,204        570,293
Travelers Property Casualty Corp.,
   Class B (a)                    88,765      1,200,991
                                          -------------
                                              1,771,284
                                          -------------

-------------------------------------------------------


                                   SHARES         VALUE
-------------------------------------------------------
HEALTH CARE - 26.2%
HEALTH CARE EQUIPMENT & SERVICES - 15.2%
HEALTH CARE DISTRIBUTORS & SERVICES - 3.2%
Quest Diagnostics, Inc. (a)      400,000   $ 24,612,000
                                          -------------

HEALTH CARE EQUIPMENT - 7.6%
Baxter International, Inc.       900,000     27,495,000
Medtronic, Inc.                  750,000     31,590,000
                                          -------------
                                             59,085,000
                                          -------------

HEALTH CARE FACILITIES - 4.4%
Tenet Healthcare Corp. (a)       700,000     34,650,000
                                          -------------

PHARMACEUTICALS & BIOTECHNOLOGY - 11.0%
BIOTECHNOLOGY - 1.7%
Genentech, Inc. (a)              400,000     13,052,000
                                          -------------

PHARMACEUTICALS - 9.3%
Johnson & Johnson                500,000     27,040,000
Pfizer, Inc.                   1,000,000     29,020,000
Wyeth                            500,000     15,900,000
                                          -------------
                                             71,960,000
                                          -------------

-------------------------------------------------------
INDUSTRIALS - 16.9%
CAPITAL GOODS - 13.7%
AEROSPACE & DEFENSE - 9.6%
L-3 Communications Holdings,
   Inc. (a)                      450,000     23,715,000
Lockheed Martin Corp.            650,000     42,035,500
Rockwell Collins, Inc.           400,000      8,776,000
                                          -------------
                                             74,526,500
                                          -------------

INDUSTRIAL CONGLOMERATES - 2.9%
General Electric Co.             900,000     22,185,000
                                          -------------

MACHINERY - 1.2%
Caterpillar, Inc.                250,000      9,305,000
                                          -------------

COMMERCIAL SERVICES & SUPPLIES  - 3.2%
DATA PROCESSING SERVICES - 3.2%
Concord EFS, Inc. (a)           1,500,000    23,820,000
Fiserv, Inc. (a)                  35,000        982,800
                                          -------------
                                             24,802,800
                                          -------------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 14.0%
SOFTWARE & SERVICES - 4.5%
SYSTEMS SOFTWARE - 4.5%
Microsoft Corp. (a)              790,000     34,554,600
                                          -------------

TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
COMPUTER HARDWARE - 1.6%
Dell Computer Corp. (a)          540,000     12,695,400
                                          -------------


See notes to investment portfolio.

September 30, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
NETWORKING EQUIPMENT - 2.7%
Cisco Systems, Inc. (a)        2,000,000   $ 20,960,000
                                          -------------

SEMICONDUCTORS - 2.2%
Intel Corp.                      300,000      4,167,000
Texas Instruments, Inc.          900,000     13,293,000
                                          -------------
                                             17,460,000
                                          -------------

TELECOMMUNICATIONS EQUIPMENT - 3.0%
Nokia Oyj, ADR                 1,750,000     23,187,500
                                          -------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
Verizon Communications, Inc.     300,000      8,232,000
                                          -------------

TOTAL COMMON STOCKS
   (cost of $811,982,416)                   740,699,084
                                          -------------

SHORT-TERM OBLIGATION - 3.3%         PAR
-------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 09/30/02, due
10/01/02 at 1.880%, collateralized by
U.S. Government Agencies &
Obligations with various maturities to
08/15/27, market value $26,343,433
(repurchase proceeds $25,613,338)
   (cost of $25,612,000)     $25,612,000     25,612,000
                                          -------------

TOTAL INVESTMENTS - 98.7%
   (cost of $837,594,416) (b)               766,311,084
                                          -------------

OTHER ASSETS & LIABILITIES, NET - 1.3%       10,025,063
-------------------------------------------------------

NET ASSETS - 100.0%                       $ 776,336,147
                                          =============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $844,247,801.

      ACRONYM                      NAME
     --------            -------------------------
        ADR             American Depositary Receipt



See notes to financial statements.

 Statement of Assets and Liabilities


September 30, 2002

ASSETS:
Investments, at cost                      $837,594,416
                                          ------------
Investments, at value                     $766,311,084
Cash                                               103
Receivable for:
   Investments sold                         13,157,793
   Fund shares sold                            589,867
   Interest                                      1,338
   Dividends                                   642,000
Expense reimbursement due from Advisor          56,879
Deferred Trustees' compensation plan             6,121
                                          ------------
     Total Assets                          780,765,185
                                          ------------
LIABILITIES:
Payable for:
   Investments purchased                     1,927,500
   Fund shares repurchased                   1,540,021
   Management fee                              400,026
   Administration fee                           89,958
   Transfer agent fee                          300,791
   Pricing and bookkeeping fees                 55,710
   Merger expense                               94,126
   Trustees' fee                                   198
Deferred Trustees' fee                           6,121
Other liabilities                               14,587
                                          ------------
     Total Liabilities                       4,429,038
                                          ------------
NET ASSETS                              $  776,336,147
                                          ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                         $1,327,286,426
Accumulated net investment loss                 (9,577)
Accumulated net realized loss              (479,657,370)
Net unrealized depreciation on investments (71,283,332)
                                          ------------
NET ASSETS                              $  776,336,147
                                          ------------
CLASS A:
Net assets                              $   81,441,868
Shares outstanding                           9,220,291
                                          ------------
Net asset value per share               $         8.83(a)
                                          ------------
Maximum offering price per share
   ($8.83/0.9425)                       $         9.37(b)
                                          ------------
CLASS B:
Net assets                                $306,561,186
Shares outstanding                          35,963,003
                                          ------------
Net asset value and offering
   price per share                      $         8.52(a)
                                          ------------
CLASS C:
Net assets                              $   28,093,152
Shares outstanding                           3,297,678
                                          ------------
Net asset value and offering
    price per share                     $         8.52(a)
                                          ------------
CLASS Z:
Net assets                              $  360,239,941
Shares outstanding                          17,023,750
                                          ------------
Net asset value, offering and redemption
   price per share                      $        21.16
                                          ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
(c)  See note 1.



 Statement of Operations

For the Year Ended September 30, 2002

INVESTMENT INCOME:
Dividends                                  $ 5,778,107
Interest                                       499,031
                                          ------------
   Total Investment Income (c) (net of
     foreign taxes withheld of $59,854)      6,277,138
                                          ------------
EXPENSES:
Management fee                               1,069,883
Expenses allocated from Portfolio (c)        2,396,697
Administration fee                             878,742
Distribution fee:
   Class A                                      20,116
   Class B                                     548,437
   Class C                                      50,642
Service fee:
   Class A                                      50,290
   Class B                                     182,812
   Class C                                      16,881
Transfer agent fee:
   Class A                                     102,690
   Class B                                     373,624
   Class C                                      34,509
   Class Z                                     763,989
Pricing and bookkeeping fees                   247,440
Trustees' fee                                   19,246
Custody fee                                     11,177
Other expenses                                 164,612
                                          ------------
   Total Expenses                            6,931,787
Fees and expenses waived or
   reimbursed by Advisor - Class Z             (56,879)
Fees waived by Distributor - Class A           (10,058)
Custody earnings credit                         (6,214)
                                          ------------
   Net Expenses                              6,858,636
                                          ------------
Net Investment Loss                           (581,498)
                                          ------------
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on investments (c)       (59,950,621)
Net change in unrealized
   appreciation/depreciation
   on investments (c)                     (113,744,716)
                                          ------------
   Net Loss                               (173,695,337)
                                          ------------
Net Decrease in Net Assets
   from Operations                       $(174,276,835)
                                          ------------



See notes to financial statements.

 Statement of Changes in Net Assets


                                                                                       YEAR                 YEAR
                                                                                       ENDED                ENDED
                                                                                   SEPTEMBER 30,        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                   2002 (A)               2001
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                                 $   (581,498)         $ (417,451)
Net realized gain (loss) on investments                                              (59,950,621)          6,404,344
Net change in unrealized appreciation/depreciation on investments                   (113,744,716)       (459,500,892)
                                                                                    ------------        ------------

   Net Decrease from Operations                                                     (174,276,835)       (453,513,999)
                                                                                    ------------        ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains - Class Z                                                             --        (143,438,804)
                                                                                    ------------        ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                      18,153,017                  --
   Proceeds received in connection with mergers                                      105,726,704                  --
   Redemptions                                                                       (29,250,762)                 --
                                                                                    ------------        ------------
     Net Increase                                                                     94,628,959                  --
                                                                                    ------------        ------------
Class B:
   Subscriptions                                                                       5,229,203                  --
   Proceeds received in connection with mergers                                      373,573,179                  --
   Redemptions                                                                       (30,096,981)                 --
                                                                                    ------------        ------------
     Net Increase                                                                    348,705,401                  --
                                                                                    ------------        ------------
Class C:
   Subscriptions                                                                       1,473,738                  --
   Proceeds received in connection with mergers                                       34,074,911                  --
   Redemptions                                                                        (3,599,977)                 --
                                                                                    ------------        ------------
     Net Increase                                                                     31,948,672                  --
                                                                                    ------------        ------------
Class Z:
   Subscriptions                                                                      42,331,771         110,089,441
   Proceeds received in connection with mergers                                       25,745,690                  --
   Distributions reinvested                                                                   --         130,645,873
   Redemptions                                                                      (144,221,190)       (175,579,891)
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                         (76,143,729)         65,155,423
                                                                                    ------------        ------------

Net Increase from Share Transactions                                                 399,139,303          65,155,423
                                                                                    ------------        ------------
Total Increase (Decrease) in Net Assets                                              224,862,468        (531,797,380)
NET ASSETS:
Beginning of period                                                                  551,473,679       1,083,271,059
                                                                                    ------------        ------------
End of period (including accumulated net investment
   loss of $(9,577) and $(2,033), respectively)                                     $776,336,147       $ 551,473,679
                                                                                    ------------        ------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                       1,818,260                  --
   Issued in connection with mergers                                                  10,593,858                  --
   Redemptions                                                                        (3,191,827)                 --
                                                                                    ------------        ------------
     Net Increase                                                                      9,220,291                  --
                                                                                    ------------        ------------
Class B:
   Subscriptions                                                                         532,527                  --
   Issued in connection with mergers                                                  38,711,868                  --
   Redemptions                                                                        (3,281,392)                 --
                                                                                    ------------        ------------
     Net Increase                                                                     35,963,003                  --
                                                                                    ------------        ------------
Class C:
   Subscriptions                                                                         152,704                  --
   Issued in connection with mergers                                                   3,534,742                  --
   Redemptions                                                                          (389,768)                 --
                                                                                    ------------        ------------
     Net Increase                                                                      3,297,678                  --
                                                                                    ------------        ------------
Class Z:
   Subscriptions                                                                       1,590,644           2,679,860
   Issued in connection with mergers                                                   1,079,484                  --
   Issued for distributions reinvested                                                        --           3,110,875
   Redemptions                                                                        (5,108,780)         (4,483,720)
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                          (2,438,652)          1,307,015
                                                                                    ------------        ------------

(a)  On July 15, 2002, the Stein Roe Growth Stock Fund was redesignated Liberty
     Growth Stock Fund, Class Z shares. Class A, Class B and Class C shares were initially offered on July 15, 2002.



See notes to financial statements.

 Notes to Financial Statements

September 30, 2002



NOTE 1. ACCOUNTING POLICIES


ORGANIZATION:
Liberty Growth Stock Fund (the "Fund"), formerly Stein Roe Growth Stock Fund, a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares: Class A, Class B, Class C and Class Z shares. Prior to July 15, 2002, the Fund had a single class of shares. On July 15, 2002, the outstanding shares of the Fund were redesignated Class Z shares and the Fund commenced offering Class A, Class B and Class C shares. Class A shares are sold with a front end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months of an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On July 12, 2002, Liberty Growth Stock Fund ("LGSF") and Stein Roe Focus Fund ("SRFF") merged as follows into Stein Roe Growth Stock Fund, which subsequently changed its name to Liberty Growth Stock Fund:

               SHARES        NET ASSETS    UNREALIZED
               ISSUED         RECEIVED   DEPRECIATION(1)
--------------------------------------------------------
LGSF         52,840,386    $513,373,974   $37,022,167
SRFF          1,079,566      25,746,510    12,502,383


                             TOTAL NET
                             ASSETS OF     NET ASSETS
             NET ASSETS    ACQUIRED FUNDS  OF THE FUND
             OF THE FUND     IMMEDIATELY   IMMEDIATELY
              PRIOR TO        PRIOR TO        AFTER
             COMBINATION     COMBINATION   COMBINATION
------------------------------------------------------
            $397,820,249    $539,120,484  $936,940,733

1 Unrealized depreciation is included in the Net Assets Received amount shown above.

Prior to July 13, 2002, the Fund and LGSF invested substantially all of their assets in the SR&F Growth Stock Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. Prior to the completion of the above mergers, the Portfolio transferred its assets to the Fund and LGSF and liquidated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations
are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

September 30, 2002



Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C transfer agent, service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income (loss) per share data and ratios for the Fund for the period by the transfer agent, service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.


NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, post-October losses, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

ACCUMULATED   ACCUMULATED
    NET            NET
 INVESTMENT     REALIZED        PAID-IN     UNREALIZED
    LOSS          LOSS          CAPITAL    DEPRECIATION
-------------------------------------------------------
  $573,954   $(418,331,249)  $418,908,946  $(1,151,651)

Net investment income, net realized loss and net assets were not affected by this reclassification.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                        UNREALIZED
                       DEPRECIATION*
                       -------------
                       $(77,936,717)

* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   YEAR OF EXPIRATION       CAPITAL LOSS CARRYFORWARD
     ---------------         -----------------------
          2008                    $ 22,583,899
          2009                     201,991,560
                             -----------------------
          Total                   $224,575,459
                             =======================

Of these capital loss carryforwards, $219,806,550 ($22,583,899 expiring 9/30/2008 and $197,222,651 expiring 9/30/2009)and $4,768,909 (expiring
9/30/2009) were obtained upon the Fund's mergers with LGSF and SRFF, respectively (See Note 1). In addition, from November 1, 2001 through September 30, 2002, the Fund (including amounts obtained upon the Fund's merger with LGSF and SRFF) incurred $248,428,526

September 30, 2002



of net realized capital losses. To the extent permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2003.

Utilization of the capital loss carryforwards above could be subject to merger limitations imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee as follows:

           AVERAGE DAILY
             NET ASSETS          ANNUAL FEE RATE
          -------------------   -----------------
           First $500 million         0.60%
           Next $500 million          0.55%
           Next $1 billion            0.50%
           Over $2 billion            0.45%

Prior to July 15, 2002, the management fee was paid by the Portfolio at the same rate. The management fee allocated to the Fund shown on the Statement of Operations was approximately $2,340,000.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee paid by the Fund as follows:

           AVERAGE DAILY
             NET ASSETS          ANNUAL FEE RATE
          -------------------   -----------------
           First $500 million        0.150%
           Next $500 million         0.125%
           Over $1 billion           0.100%

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended September 30, 2002, the net asset based fee rate was 0.040%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 15, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the aggregate of Class A, Class B and Class C's average daily net assets plus charges based on the number of shareholder accounts and transactions for those classes. This expense structure also applies to Class Z individually. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $4,608 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $2,132, $280,572 and $502 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it will not exceed 0.05% annually.

September 30, 2002



The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMIT:
Effective July 15, 2002, the Advisor has voluntarily agreed, until further notice, to waive a portion of the Class Z transfer agent fees (excluding out-of-pocket expenses) so that the Class Z transfer agent expense will not exceed 0.05% annually of the Class Z average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $6,214 of custody fees were reduced by balance credits for the year ended September 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the year ended September 30, 2002, purchases and sales of investments, other than short-term obligations, were $771,128,023 and $932,013,094, respectively, which include purchases and sales by the Portfolio of $678,608,738 and $795,236,219, respectively.

Unrealized appreciation (depreciation) at September 30, 2002, based on cost of investments for federal income tax purposes, was:

 Gross unrealized appreciation          $ 128,357,594
  Gross unrealized depreciation          (206,294,311)
                                          -----------
    Net unrealized depreciation         $ (77,936,717)
                                          -----------

OTHER:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
Prior to the merger and the master/feeder collapse described in Note 1, the Trust and SR&F Base Trust (collectively the "Trusts") participated in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitled the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit were $200 million. Borrowings could be made to temporarily finance the repurchase of Fund shares. Interest was charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment was paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participated, there was no assurance that an individual fund would have access to the entire line of credit at any particular time. During the year ended September 30, 2002, the Fund had no borrowings under the agreement. The Fund expects to be covered under an amended line of credit agreement effective November 15, 2002 with substantially the same terms as above.

 Financial Highlights


Selected data for a share outstanding throughout the period is as follows:

                                                        PERIOD ENDED
                                                        SEPTEMBER 30,
CLASS A SHARES                                            2002 (a)
----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  9.98
                                                        --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                     (0.01)
Net realized and unrealized loss on investments             (1.14)
                                                        --------------
     Total from Investment Operations                       (1.15)
                                                        --------------
NET ASSET VALUE, END OF PERIOD                            $  8.83
                                                        --------------
Total return (c)(d)(e)                                   (11.52)%
                                                        --------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                             1.63%
Net investment loss (f)(g)                                (0.41)%
Waiver/reimbursement (g)                                    0.05%
Portfolio turnover rate                                       71%
Net assets, end of period (000's)                       $  81,442

(a) Class A shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                        PERIOD ENDED
                                                        SEPTEMBER 30,
CLASS B SHARES                                            2002 (a)
----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.65
                                                        --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.02)
Net realized and unrealized loss on investments                (1.11)
                                                        --------------
     Total from Investment Operations                          (1.13)
                                                        --------------
NET ASSET VALUE, END OF PERIOD                               $  8.52
                                                        --------------
Total return (c)(d)                                         (11.71)%
                                                        --------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                                2.33%
Net investment loss (e)(f)                                   (1.11)%
Portfolio turnover rate                                          71%
Net assets, end of period (000's)                          $ 306,561

(a) Class B shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                       PERIOD ENDED
                                                       SEPTEMBER 30,
CLASS C SHARES                                           2002 (a)
                                                       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  9.64
                                                       --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                       (0.02)
Net realized and unrealized loss on investments               (1.10)
                                                       --------------
     Total from Investment Operations                         (1.12)
                                                       --------------
NET ASSET VALUE, END OF PERIOD                              $  8.52
                                                       --------------
Total return (c)(d)                                        (11.62)%
                                                       --------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                               2.33%
Net investment loss (e)(f)                                  (1.11)%
Portfolio turnover rate                                         71%
Net assets, end of period (000's)                         $  28,093

(a) Class C shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                  YEAR ENDED SEPTEMBER 30,
-------------------------------------------------------------------------------------------------------------------------
CLASS Z SHARES                          2002 (a)           2001             2000             1999             1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,\
   BEGINNING OF PERIOD                    $   28.34        $   59.67          $ 47.20        $   34.71        $   35.29
                                          ---------        ---------          -------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (b)(c)            0.02            (0.02)           (0.25)           (0.08)           (0.04)
Net realized and unrealized gain
    (loss) on investments                     (7.20)          (23.33)           16.16            12.57             1.61
                                          ---------        ---------          -------        ---------        ---------
     Total from Investment Operations         (7.18)          (23.35)           15.91            12.49             1.57
                                          ---------        ---------          -------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net realized gains                          --            (7.98)           (3.44)              --            (2.15)
                                          ---------        ---------          -------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                          $   21.16        $   28.34          $ 59.67        $   47.20        $   34.71
                                          ---------        ---------          -------        ---------        ---------
Total return (d)                           (25.34)%(e)      (43.48)%           35.04%           35.98%            4.69%
                                          ---------        ---------          -------        ---------        ---------
RATIOS TO AVERAGE
   NET ASSETS:
Expenses (c)(f)                               0.88%            0.95%            0.95%            0.97%(g)         1.03%
Net investment income (loss) (c)(f)           0.08%          (0.05)%          (0.44)%           (0.18)%(g)      (0.10)%
Waiver/reimbursement                          0.01%              --%              --%              --%              --%
Portfolio turnover rate                         71%              73%(h)           74%(h)           57%(h)           39%(h)
Net assets, end of period (000's)         $ 360,240        $ 551,474       $1,083,271         $831,338         $615,345

(a) On July 15, 2002, the Stein Roe Growth Stock Fund was redesignated Liberty Growth Stock Fund, Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Growth Stock Portfolio prior to the termination of their master/feeder fund structure on July 12, 2002.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended September 30, 1999 without the reduction.
(h)  Portfolio turnover disclosed is for the SR&F Growth Stock Portfolio.

 Report of Independent Accountants


TO THE TRUSTEES OF LIBERTY - STEIN ROE FUNDS INVESTMENT TRUST
AND THE SHAREHOLDERS OF LIBERTY GROWTH STOCK FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Growth Stock Fund (formerly Stein Roe Growth Stock Fund) (the "Fund") (a series of Liberty Funds Investment Trust) at September 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for the period ended September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2002

 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                   Number of
                                         elected or                                               portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                      complex overseen    directorships
Name, address and age      Liberty Funds  to office   during past five years                          by trustee           held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996     President of UAL Loyalty Services and Executive        103         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      1996     Executive Vice President-Corporate Development         103         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000     Private Investor since 1987 (formerly                  105         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      2000     Private Investor since 1981 (formerly Executive        103         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      2000     Academic Vice President and Dean of Faculties          105    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      2000     Business Consultant since 1999 (formerly              103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)



                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      2000     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      2000     Managing Partner, Park Avenue Equity Partners   105  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 from November 1996 to February 1999;                 provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of the
                                                     advisor since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)

*    In addition to serving as a disinterested trustee of The Liberty Funds, Mr.
     Nelson serves as a disinterested director of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.
**   Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht
     + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 OFFICERS AND TRANSFER AGENT


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group since 2001;
Group, Inc. 590 Madison                             President, Chief Executive Officer and Chief Investment Officer of Fleet
Avenue, 36th Floor Mail                             Investment Advisors Inc. since 2000 (formerly Managing Director and Head of
Stop NY EH 30636A                                   U.S. Equity, J.P. Morgan Investment Management from November 1996 to August
New York, NY 10022                                  2000) President of the Galaxy Funds since September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Controller and Chief Accounting Officer of Galaxy Funds since September
                          Controller                2002; Vice President of LFG since April 2001 (formerly Vice President,
                                                    Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                    2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July
                                                    1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
                                                    (formerly One Financial Center Controller of the Liberty Funds and Liberty
                                                    All-Star Funds from February 1998 to October Boston, MA 02111 2000); Treasurer
                                                    of Stein Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                    February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice
                                                    President of LFG since January 2001 (formerly Vice President from April 2000 to
                                                    January 2001; Vice President of Colonial Management Associates, Inc. from
                                                    February 1998 to October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from
                                                    April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996 and Assistant General Counsel since September 2002, Fleet
                                                    National Bank; Assistant Secretary of Galaxy Funds since September 2002





IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth Stock Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Stock Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Growth Stock Fund

Liberty Growth Stock Fund  ANNUAL REPORT, SEPTEMBER 30, 2002

[logo]:
LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621


PRSRT STD
U.S. POSTAGE
PAID
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PERMIT NO. 20


755-02/152L-0902 (11/02) 02/2443